Demerger of the Ice Cream Business	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Demerger of the Ice Cream Business	21. Demerger of the Ice Cream Business
On 6 December 2025, Unilever completed the separation of its Ice Cream business, now known as The Magnum Ice Cream Company N.V. (‘TMICC’) an independent listed company incorporated and headquartered in the Netherlands. The separation was effected through a demerger of 80.15% of Unilever’s holding in TMICC to
Unilever shareholders. Unilever retained a 19.85% stake in TMICC, which has been recognised as an equity investment. TMICC shares were admitted to trading on
Euronext Amsterdam, the London Stock Exchange and the New York Stock Exchange on 8 December 2025.
Under IFRIC 17 ‘Distributions of Non-cash Assets to Owners’, a liability and an equity distribution are measured at the fair value of the assets to be distributed when the dividend is appropriately authorised and no longer at the entity’s discretion. The liability, dividend distribution and associated gain on demerger were recognised in
December 2025 when the demerger distribution was authorised.
The fair value of the Ice Cream business was €8.4 billion. This was measured by reference to the daily closing quoted average TMICC share price over a five-day period post-listing, which was considered representative of the fair value at the distribution date. A gain on distribution of the Ice Cream business was recorded in the
Income Statement in 2025. This gain is presented as part of discontinued operations and is exempt from tax.
The gain included €1.7 billion relating to the measurement of the retained stake to fair value using the same methodology. Any future gains or losses on the retained stake will be recognised in other comprehensive income.
The carrying value of the net assets of the Ice Cream business in the consolidated financial statements was €4.0 billion.
In addition, there was a reclassification of the Group’s share of cumulative exchange differences arising on translation of the foreign currency net assets from reserves to the income statement of €1.0 billion. The total gain on the demerger of the Ice Cream business was €3.4 billion.
21. DEMERGER OF THE ICE CREAM BUSINESS continued
Total gain on demerger calculation

		€ million 2025
Fair value of the Ice Cream business distributed	(80.15%)	6,752
Fair value of the retained ownership in TMICC	(19.85%)	1,672
Total fair value		8,424
Carrying amount of the net assets and liabilities distributed/derecognised, comprised of:
Goodwill		(3,322)
Intangible assets		(729)
Property, plant and equipment		(2,234)
Pension assets		(80)
Inventories		(925)
Net deferred tax assets		(302)
Other non-current assets		(10)
Trade and other receivables		(1,960)
Cash and cash equivalents		(531)
Current tax assets		(43)
Trade payables and other current liabilities		2,797
Financial liabilities		3,179
Pension liabilities		86
Provisions		59
Total carrying amount of net assets derecognised		(4,015)
Gain on demerger before exchange movements		4,409
Loss on recycling of currency retranslation on disposal		(1,036)
Total gain on the demerger after tax		3,373
Financial information relating to the operations of Ice Cream is set out below and includes financial information up until the date of the demerger. We have reported everything from turnover to operating profit in line with what was previously disclosed for the Ice Cream business as discontinued operations for the financial years 2023 and 2024. Below operating profit, some allocations have been made to income and costs not historically reported as part of our segment information, where costs are shared by the Ice Cream business. We have recognised the India Ice Cream business as part of discontinued operations and recognised the related assets and liabilities as held for sale in the balance sheet, following an agreement to sell this business to The Magnum Ice Cream Company in the first half of 2026.
Unilever will continue to provide services (including IT infrastructure, marketing and co-packing services), supply materials, and continue to invoice and collect cash on behalf of The Magnum Ice Cream Company under a Transitional Services Agreement (TSA). The management fee for these services is recognised within operating profit. The TSA will continue for a maximum period of two years from the demerger of the Ice Cream business.
This financial information may differ, both in purpose and basis of preparation, from the Historical Financial Information and the Interim Financial Information included in The Magnum Ice Cream Company’s prospectus and from that which may be published by The Magnum Ice Cream Company. As a result, while the two sets of financial information may be similar, they may not be the same because of certain differences in accounting and disclosure under IFRS, including differences in perimeter.
The total results from discontinued operations are as follows (2025 results are for the year to date until 6 December):

Total results from discontinued operations (Ice Cream)	€ million 2025	€ million 2024	€ million 2023
Turnover	7,691	8,282	7,924
Operating profit	677	571	760
Profit before tax from discontinued operations	613	498	712
Taxation	(188)	(168)	(209)
Profit after taxation from discontinued operations	425	330	503
Total gain on demerger after tax	3,373	—	—
Profit after taxation on demerger of discontinued operations	3,798	330	503
Attributable to:
Non-controlling interests	11	16	18
Shareholders’ equity	3,787	314	485
Basic earnings per share from discontinued operations (€)	1.73	0.14	0.22
Diluted earnings per share from discontinued operations (€)	1.73	0.14	0.22
Cash flows from discontinued operations included an operating inflow of €0.3 billion. Investing outflow was €0.7 billion, mainly from the cash de-recognised at the time of the demerger and capital expenditure. Financing activities contributed a €3.1 billion inflow, primarily from the bond issuance completed by TMICC. Of this bond finance, €2.7 billion was used to settle an intercompany position between TMICC and Unilever prior to the demerger. The total cash flows arising from discontinued operations are as follows (2025 results are for the year to date until 6 December):

	€ million 2025	€ million 2024	€ million 2023
Net operating cash flows attributable to discontinued operations	298	1,058	1,033
Net investing cash flows attributable to discontinued operations	(724)	(202)	(883)
Net financing cash flows attributable to discontinued operations	3,070	(112)	(109)